Schedule of Investments
March 31, 2020
(Unaudited)
Invesco Peak Retirement™ Now Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.14%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Domestic Equity Funds–16.93%
Invesco Dividend Income Fund, Class R6	4.96%	$52,632	$42,050	$(27,512)	$(10,675)	$(1,834)	$373	2,937	$54,661
Invesco PureBetaSM MSCI USA ETF	1.48%	15,778	10,861	(7,045)	(3,237)	(50)	96	626	16,307
Invesco S&P 500® Enhanced Value ETF	8.55%	94,727	88,760	(43,009)	(46,511)	192	980	3,978	94,159
Invesco S&P 500® High Dividend Low Volatility ETF	1.94%	20,474	17,474	(8,404)	(7,825)	(322)	257	713	21,397
Invesco S&P High Income Infrastructure ETF	—	40,796	18,044	(59,140)	(2,523)	2,823	—	—	—
Total Domestic Equity Funds		224,407	177,189	(145,110)	(70,771)	809	1,706		186,524
Exchange-Traded Funds–1.11%
Alerian MLP ETF (b)	1.11%	—	21,797	—	(9,523)	—	298	3,568	12,274
Fixed Income Funds–62.13%
Invesco Core Plus Bond Fund, Class R6	5.63%	56,949	34,873	(27,806)	(2,583)	592	350	5,797	62,025
Invesco Corporate Bond Fund, Class R6	4.62%	46,596	30,193	(22,107)	(4,595)	795	470	7,176	50,882
Invesco Emerging Markets Sovereign Debt ETF	3.41%	35,644	27,079	(17,317)	(7,316)	(456)	492	1,574	37,634
Invesco Floating Rate Fund, Class R6	7.68%	77,843	54,896	(36,158)	(10,428)	(1,548)	1,110	13,282	84,605
Invesco High Yield Fund, Class R6	5.12%	52,071	39,129	(24,137)	(9,513)	(1,151)	906	16,686	56,399
Invesco Multi-Asset Income Fund, Class R6	6.90%	72,435	53,876	(32,327)	(17,407)	(520)	1,103	8,875	76,057
Invesco PureBetaSM US Aggregate Bond ETF	6.03%	62,020	37,754	(34,828)	1,766	(237)	428	2,518	66,475
Invesco Quality Income Fund, Class R6	12.19%	124,566	81,777	(71,175)	247	(1,102)	1,383	11,460	134,313
Invesco Short Duration Inflation Protected Fund, Class R6	0.94%	9,722	5,057	(4,309)	(130)	3	58	1,012	10,343
Invesco Taxable Municipal Bond ETF	2.55%	25,051	16,338	(12,793)	(97)	(411)	243	909	28,088
Invesco Variable Rate Preferred ETF	7.06%	72,505	57,376	(39,966)	(10,511)	(1,654)	884	3,623	77,750
Total Fixed Income Funds		635,402	438,348	(322,923)	(60,567)	(5,689)	7,427		684,571
Foreign Equity Funds–7.75%
Invesco S&P International Developed Low Volatility ETF	4.96%	52,545	41,373	(25,689)	(13,264)	(282)	493	2,080	54,683
iShares Global Infrastructure ETF (b)	2.79%	—	41,298	—	(10,563)	—	—	900	30,735
Total Foreign Equity Funds		52,545	82,671	(25,689)	(23,827)	(282)	493		85,418
Real Estate Funds–6.03%
Invesco Global Real Estate Income Fund, Class R6	6.03%	62,705	47,653	(27,355)	(17,340)	800	669	9,441	66,463
Money Market Funds–6.19%
Invesco Government & Agency Portfolio, Institutional Class, 0.003.32(c)	3.32%	34,534	387,109	(385,063)	—	—	131	36,580	36,580
Invesco Liquid Assets Portfolio, Institutional Class, 0.002.87(c)	2.87%	34,589	387,109	(390,064)	8	(29)	156	31,625	31,613
Total Money Market Funds									68,193
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,270,436)	100.14%	$1,044,182	$1,541,876	$(1,296,204)	$(182,020)	$(4,391)	$10,880	$165,360	$1,103,443
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $1,270,436)	100.14%								$1,103,443
OTHER ASSETS LESS LIABILITIES	(0.14)%								(1,571)
NET ASSETS	100.00%								$1,101,872
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2020
(Unaudited)
Invesco Peak Retirement™ 2015 Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.10%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Alternative Funds–0.00%
Invesco Global Targeted Returns Fund, Class R6	—	$3,017	$—	$(3,018)	$94	$(84)	$—	1	$9
Asset Allocation Funds–0.00%
Invesco Macro Allocation Strategy Fund, Class R6	—	1,716	—	(1,718)	106	(100)	—	1	4
Domestic Equity Funds–17.63%
Invesco All Cap Market Neutral Fund, Class R6(b)	—	1,793	—	(1,788)	279	(279)	—	1	5
Invesco Diversified Dividend Fund, Class R6	—	11	—	—	(3)	—	—	0	8
Invesco Dividend Income Fund, Class R6	5.14%	29,470	9,553	—	(7,429)	—	228	1,698	31,594
Invesco Equally-Weighted S&P 500 Fund, Class R6	—	3,939	—	(3,931)	(415)	420	—	0	13
Invesco Growth and Income Fund, Class R6	—	3,243	—	(3,247)	(94)	106	—	0	8
Invesco PureBetaSM MSCI USA ETF	1.54%	7,857	3,642	—	(2,017)	—	56	364	9,482
Invesco S&P 500® Enhanced Value ETF	9.12%	50,013	32,454	—	(26,440)	—	583	2,367	56,027
Invesco S&P 500® High Dividend Low Volatility ETF	1.83%	14,530	2,909	(1,440)	(4,777)	32	152	375	11,254
Invesco S&P 500® Pure Growth ETF	—	3,169	—	(3,181)	(186)	198	—	—	—
Invesco S&P High Income Infrastructure ETF	—	20,670	5,491	(26,324)	(1,354)	1,517	—	—	—
Invesco U.S. Managed Volatility Fund, Class R6	—	9,867	—	(9,948)	(960)	1,048	—	1	7
Total Domestic Equity Funds		144,562	54,049	(49,859)	(43,396)	3,042	1,019		108,398
Exchange-Traded Funds–1.20%
Alerian MLP ETF (c)	1.20%	—	12,638	—	(5,266)	—	186	2,143	7,372
Fixed Income Funds–61.31%
Invesco Core Plus Bond Fund, Class R6	5.28%	36,718	3,194	(6,181)	(1,007)	(239)	94	3,036	32,485
Invesco Corporate Bond Fund, Class R6	4.45%	23,504	8,614	(2,334)	(2,316)	(113)	277	3,858	27,355
Invesco Emerging Markets Sovereign Debt ETF	3.51%	26,888	5,305	(5,869)	(4,145)	(588)	306	903	21,591
Invesco Floating Rate Fund, Class R6	7.44%	45,343	10,104	(2,428)	(6,634)	(669)	648	7,177	45,716
Invesco High Yield Fund, Class R6	5.06%	32,969	4,592	—	(6,428)	—	529	9,211	31,133
Invesco Multi-Asset Income Fund, Class R6	7.46%	38,658	17,719	—	(10,533)	—	658	5,349	45,844
Invesco PureBetaSM US Aggregate Bond ETF	5.63%	36,642	5,953	(8,900)	965	(76)	265	1,310	34,584
Invesco Quality Income Fund, Class R6	11.31%	72,291	14,662	(16,560)	(149)	(734)	808	5,931	69,510
Invesco Short Duration Inflation Protected Fund, Class R6	0.93%	11,157	685	(6,063)	(98)	8	37	557	5,689
Invesco Short Term Bond Fund, Class R6	—	6,618	—	(6,612)	(63)	62	(1)	0	5
Invesco Taxable Municipal Bond ETF	2.51%	20,617	1,929	(6,669)	(227)	(231)	150	499	15,419
Invesco Variable Rate Investment Grade ETF	—	4,792	—	(4,794)	(16)	18	—	—	—
Invesco Variable Rate Preferred ETF	7.73%	41,302	18,574	(4,868)	(5,849)	(1,668)	543	2,213	47,491
Total Fixed Income Funds		397,499	91,331	(71,278)	(36,500)	(4,230)	4,314		376,822
Foreign Equity Funds–7.83%
Invesco RAFI™ Strategic Developed ex-US ETF	—	8,048	—	(8,098)	(332)	382	—	—	—
Invesco S&P International Developed Low Volatility ETF	5.04%	25,590	13,604	—	(8,224)	—	277	1,178	30,970
iShares Global Infrastructure ETF (c)	2.79%	—	23,343	—	(6,200)	—	—	502	17,143
Total Foreign Equity Funds		33,638	36,947	(8,098)	(14,756)	382	277		48,113
Real Estate Funds–6.38%
Invesco Global Real Estate Income Fund, Class R6	6.38%	35,729	13,259	—	(9,795)	—	380	5,567	39,193
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2020
(Unaudited)
Invesco Peak Retirement™ 2015 Fund (continued)
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.10%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Money Market Funds–5.75%
Invesco Government & Agency Portfolio, Institutional Class, 0.004.48(d)	4.48%	$19,852	$78,096	$(70,425)	$—	$—	$77	27,524	$27,523
Invesco Liquid Assets Portfolio, Institutional Class, 0.001.27(d)	1.27%	19,607	78,096	(89,879)	2	(7)	88	7,822	7,819
Total Money Market Funds									35,342
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $708,815)	100.10%	$655,620	$364,416	$(294,275)	$(109,511)	$(997)	$6,341	$89,588	$615,253
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $708,815)	100.10%								$615,253
OTHER ASSETS LESS LIABILITIES	(0.10)%								(604)
NET ASSETS	100.00%								$614,649
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2020.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2020
(Unaudited)
Invesco Peak Retirement™ 2020 Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–106.79%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Alternative Funds–2.51%
Invesco Global Targeted Returns Fund, Class R6	2.51%	$50,086	$18,750	$(10,844)	$(201)	$(728)	$—	6,064	$57,063
Asset Allocation Funds–1.49%
Invesco Macro Allocation Strategy Fund, Class R6	1.49%	30,755	11,380	(5,311)	(2,024)	(848)	—	4,223	33,952
Domestic Equity Funds–24.68%
Invesco All Cap Market Neutral Fund, Class R6(b)	1.49%	30,456	11,007	(6,999)	846	(1,345)	—	4,824	33,965
Invesco Diversified Dividend Fund, Class R6	0.95%	19,700	8,368	(186)	(6,214)	2	184	1,389	21,670
Invesco Dividend Income Fund, Class R6	1.48%	23,601	17,710	—	(7,650)	—	217	1,809	33,661
Invesco Equally-Weighted S&P 500 Fund, Class R6	2.95%	61,256	30,442	(4,733)	(20,108)	270	—	1,426	67,127
Invesco Growth and Income Fund, Class R6	2.47%	48,557	28,626	(1,147)	(19,628)	(169)	419	3,502	56,239
Invesco S&P 500® Enhanced Value ETF	2.45%	39,299	41,446	(154)	(24,966)	(1)	556	2,350	55,624
Invesco S&P 500® High Dividend Low Volatility ETF	2.95%	47,112	44,253	—	(24,353)	—	761	2,233	67,012
Invesco S&P 500® Pure Growth ETF	2.44%	52,994	21,540	(6,533)	(12,679)	156	155	554	55,478
Invesco S&P MidCap Low Volatility ETF	—	5,596	—	(5,537)	(336)	277	—	—	—
Invesco U.S. Managed Volatility Fund, Class R6	7.50%	171,178	68,540	(58,694)	(16,643)	6,131	—	16,056	170,512
Total Domestic Equity Funds		499,749	271,932	(83,983)	(131,731)	5,321	2,292		561,288
Fixed Income Funds–57.99%
Invesco Core Plus Bond Fund, Class R6	6.07%	117,209	40,233	(14,588)	(4,514)	(291)	722	12,902	138,049
Invesco Emerging Markets Sovereign Debt ETF	6.56%	128,732	58,020	(7,103)	(29,881)	(569)	1,784	6,240	149,199
Invesco Floating Rate Fund, Class R6	4.59%	87,416	32,414	(1,251)	(14,189)	(39)	1,225	16,382	104,351
Invesco High Yield Fund, Class R6	5.05%	99,962	40,964	(4,505)	(21,339)	(106)	1,667	34,017	114,976
Invesco Multi-Asset Income Fund, Class R6	1.51%	23,408	18,684	—	(7,767)	—	453	4,005	34,325
Invesco PureBetaSM US Aggregate Bond ETF	4.01%	74,722	29,913	(15,552)	2,267	(244)	569	3,451	91,106
Invesco Quality Income Fund, Class R6	7.05%	134,849	51,572	(24,879)	(512)	(767)	1,482	13,674	160,263
Invesco Short Duration Inflation Protected Fund, Class R6	4.51%	88,698	34,147	(18,889)	(1,267)	(203)	528	10,028	102,486
Invesco Short Term Bond Fund, Class R6	5.04%	98,251	37,376	(15,904)	(4,675)	(502)	752	13,884	114,546
Invesco Taxable Municipal Bond ETF	6.00%	117,939	32,261	(9,364)	(4,032)	(319)	1,092	4,417	136,485
Invesco Variable Rate Investment Grade ETF	4.03%	80,671	29,608	(9,958)	(8,053)	(603)	549	4,031	91,665
Invesco Variable Rate Preferred ETF	3.57%	54,036	40,535	—	(13,452)	—	828	3,780	81,119
Total Fixed Income Funds		1,105,893	445,727	(121,993)	(107,414)	(3,643)	11,651		1,318,570
Foreign Equity Funds–5.99%
Invesco International Growth Fund, Class R6	—	35	—	(33)	(4)	4	—	0	2
Invesco PureBetaSM FTSE Developed ex-North America ETF	0.99%	19,582	9,049	(330)	(5,671)	3	223	1,174	22,633
Invesco RAFI™ Strategic Developed ex-US ETF	5.00%	99,748	63,753	(15,325)	(30,252)	(4,317)	1,130	6,067	113,607
Total Foreign Equity Funds		119,365	72,802	(15,688)	(35,927)	(4,310)	1,353		136,242
Real Estate Funds–3.01%
Invesco Global Real Estate Income Fund, Class R6	3.01%	58,679	27,092	(193)	(17,094)	2	684	9,728	68,486
Money Market Funds–11.12%
Invesco Government & Agency Portfolio, Institutional Class, 0.005.58(c)	5.58%	37,598	419,054	(329,852)	—	—	184	126,800	126,800
Invesco Liquid Assets Portfolio, Institutional Class, 0.005.54(c)	5.54%	36,958	419,054	(329,852)	(25)	(22)	219	126,164	126,113
Total Money Market Funds									252,913
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $2,686,463)	106.79%	$1,939,083	$1,685,791	$(897,716)	$(294,416)	$(4,228)	$16,383	$441,174	$2,428,514
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $2,686,463)	106.79%								$2,428,514
OTHER ASSETS LESS LIABILITIES	(6.79)%								(154,472)
NET ASSETS	100.00%								$2,274,042
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2020
(Unaudited)
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2020
(Unaudited)
Invesco Peak Retirement™ 2025 Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.18%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Alternative Funds–2.95%
Invesco Global Targeted Returns Fund, Class R6	2.95%	$152,038	$18,206	$(14,687)	$(1,172)	$(847)	$—	16,316	$153,538
Asset Allocation Funds–1.95%
Invesco Macro Allocation Strategy Fund, Class R6	1.95%	100,776	20,312	(10,415)	(7,484)	(1,813)	—	12,609	101,376
Domestic Equity Funds–27.49%
Invesco All Cap Market Neutral Fund, Class R6(b)	1.97%	101,710	12,302	(10,274)	356	(1,795)	—	14,531	102,299
Invesco Comstock Fund, Class R6	—	29,915	—	(30,114)	(465)	675	—	1	11
Invesco Diversified Dividend Fund, Class R6	1.03%	49,927	21,776	(3,868)	(12,889)	(1,213)	417	3,445	53,733
Invesco Equally-Weighted S&P 500 Fund, Class R6	3.42%	176,762	92,720	(37,779)	(45,325)	(8,439)	—	3,780	177,939
Invesco Growth and Income Fund, Class R6	2.43%	131,881	76,615	(34,442)	(35,823)	(11,791)	922	7,873	126,440
Invesco S&P 500® Pure Growth ETF	3.39%	175,844	82,975	(42,389)	(32,250)	(7,533)	552	1,764	176,647
Invesco S&P MidCap Low Volatility ETF	1.51%	101,647	35,781	(36,226)	(20,130)	(2,229)	777	1,980	78,843
Invesco U.S. Managed Volatility Fund, Class R6	13.74%	722,875	155,463	(116,698)	(53,992)	7,866	—	67,374	715,514
Total Domestic Equity Funds		1,490,561	477,632	(311,790)	(200,518)	(24,459)	2,668		1,431,426
Fixed Income Funds–57.03%
Invesco Core Plus Bond Fund, Class R6	6.59%	319,863	52,680	(19,630)	(10,390)	595	2,698	32,067	343,118
Invesco Emerging Markets Sovereign Debt ETF (c)	7.25%	358,805	172,182	(78,571)	(57,256)	(17,549)	5,183	15,793	377,611
Invesco Floating Rate Fund, Class R6	4.64%	210,419	72,775	(9,381)	(31,081)	(934)	3,104	37,959	241,798
Invesco High Yield Fund, Class R6	5.66%	264,085	102,082	(17,315)	(51,626)	(2,479)	4,674	87,203	294,747
Invesco PureBetaSM US Aggregate Bond ETF	3.44%	141,335	49,822	(17,473)	4,992	131	1,252	6,773	178,807
Invesco Quality Income Fund, Class R6	7.01%	356,631	43,378	(33,352)	(1,670)	(35)	3,768	31,139	364,952
Invesco Short Duration Inflation Protected Fund, Class R6	4.86%	253,932	28,626	(26,164)	(3,090)	(145)	1,346	24,771	253,159
Invesco Short Term Bond Fund, Class R6	5.47%	264,688	52,527	(20,205)	(12,114)	(134)	2,103	34,517	284,762
Invesco Taxable Municipal Bond ETF (c)	7.10%	352,361	91,516	(75,508)	6,297	(4,793)	3,356	11,970	369,873
Invesco Variable Rate Investment Grade ETF	5.01%	243,759	63,149	(21,591)	(22,980)	(1,532)	1,754	11,469	260,805
Total Fixed Income Funds		2,765,878	728,737	(319,190)	(178,918)	(26,875)	29,238		2,969,632
Foreign Equity Funds–6.99%
Invesco International Growth Fund, Class R6	1.01%	54,794	20,685	(10,117)	(11,852)	(652)	—	2,068	52,858
Invesco International Select Equity Fund, Class R6	—	20,652	—	(20,902)	(2,101)	2,355	—	0	4
Invesco PureBetaSM FTSE Developed ex-North America ETF	0.51%	19,861	15,585	(2,071)	(6,272)	(769)	281	1,366	26,334
Invesco RAFI™ Strategic Developed ex-US ETF	5.47%	292,245	144,974	(59,415)	(77,685)	(15,081)	2,987	15,222	285,038
Invesco RAFI™ Strategic Emerging Markets ETF	—	14,796	—	(15,086)	(800)	1,090	—	—	—
Total Foreign Equity Funds		402,348	181,244	(107,591)	(98,710)	(13,057)	3,268		364,234
Real Estate Funds–3.03%
Invesco Global Real Estate Income Fund, Class R6	3.03%	152,746	61,866	(18,166)	(34,457)	(4,104)	1,503	22,427	157,885
Money Market Funds–0.74%
Invesco Treasury Portfolio, Institutional Class, 0.000.30(d)	0.30%	14,620	452,450	(451,265)	—	—	67	15,805	15,805
Invesco Government & Agency Portfolio, Institutional Class, 0.000.26(d)	0.26%	12,792	395,894	(394,856)	—	—	58	13,830	13,830
Invesco Liquid Assets Portfolio, Institutional Class, 0.000.18(d)	0.18%	8,241	282,781	(281,773)	—	(22)	52	9,231	9,227
Total Money Market Funds									38,862
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $5,656,948)	100.18%	$5,100,000	$2,619,122	$(1,909,733)	$(521,259)	$(71,177)	$36,854	$503,283	$5,216,953
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2020
(Unaudited)
Invesco Peak Retirement™ 2025 Fund (continued)
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.18%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–11.79%
Invesco Liquid Assets Portfolio, Institutional Class(d),(e)	2.36%							122,988	$122,939
Invesco Government & Agency Portfolio, Institutional Class(d),(e)	9.43%							490,854	490,854
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $613,780)									613,793
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $6,270,728)	111.97%								$5,830,746
OTHER ASSETS LESS LIABILITIES	(11.97)%								(623,501)
NET ASSETS	100.00%								$5,207,245
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2020.
(c)	All or a portion of this security was out on loan at March 31, 2020.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2020
(Unaudited)
Invesco Peak Retirement™ 2030 Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–102.75%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Alternative Funds–2.98%
Invesco Global Targeted Returns Fund, Class R6	2.98%	$123,365	$54,854	$(18,389)	$(1,242)	$(1,078)	$—	16,739	$157,510
Asset Allocation Funds–1.97%
Invesco Macro Allocation Strategy Fund, Class R6	1.97%	82,141	41,313	(10,244)	(7,272)	(1,808)	—	12,952	104,130
Domestic Equity Funds–35.15%
Invesco All Cap Market Neutral Fund, Class R6(b)	1.97%	82,206	39,773	(16,518)	1,243	(2,545)	—	14,795	104,159
Invesco Comstock Fund, Class R6	2.96%	123,913	94,036	(5,176)	(56,761)	120	1,102	9,288	156,132
Invesco Diversified Dividend Fund, Class R6	0.99%	45,414	24,718	(3,917)	(13,916)	99	413	3,359	52,398
Invesco Equally-Weighted S&P 500 Fund, Class R6	3.42%	144,675	93,028	(5,792)	(51,512)	116	—	3,835	180,515
Invesco Growth and Income Fund, Class R6	2.94%	123,903	90,080	(4,500)	(53,931)	(706)	1,156	9,642	154,846
Invesco RAFI™ Strategic US Small Company ETF	1.03%	61,578	31,200	(19,956)	(19,351)	724	228	3,223	54,195
Invesco S&P 500® Pure Growth ETF	3.41%	144,276	81,001	(5,751)	(39,464)	90	499	1,799	180,152
Invesco S&P MidCap Low Volatility ETF	3.07%	123,817	84,422	(3,700)	(42,959)	328	1,370	4,066	161,908
Invesco U.S. Managed Volatility Fund, Class R6	15.36%	676,861	328,929	(138,799)	(64,320)	7,969	—	76,331	810,640
Total Domestic Equity Funds		1,526,643	867,187	(204,109)	(340,971)	6,195	4,768		1,854,945
Fixed Income Funds–44.63%
Invesco Core Plus Bond Fund, Class R6	5.52%	218,334	120,146	(38,827)	(10,514)	1,985	1,802	27,208	291,124
Invesco Emerging Markets Sovereign Debt ETF	5.50%	205,966	154,026	(15,812)	(54,144)	279	3,645	12,142	290,315
Invesco Floating Rate Fund, Class R6	2.53%	99,830	62,953	(11,882)	(16,640)	(887)	1,608	20,938	133,374
Invesco High Yield Fund, Class R6	4.00%	148,929	109,736	(9,950)	(37,543)	(350)	3,173	62,374	210,822
Invesco Quality Income Fund, Class R6	6.99%	288,824	135,173	(53,597)	(1,978)	268	3,523	31,458	368,690
Invesco Short Duration Inflation Protected Fund, Class R6	4.96%	205,824	99,557	(40,056)	(3,177)	(159)	1,292	25,635	261,989
Invesco Short Term Bond Fund, Class R6	3.99%	165,041	83,715	(29,260)	(8,690)	10	1,431	25,553	210,816
Invesco Taxable Municipal Bond ETF (c)	7.14%	270,462	168,404	(57,852)	(1,423)	(2,704)	3,151	12,197	376,887
Invesco Variable Rate Investment Grade ETF	4.00%	131,614	121,045	(22,508)	(18,224)	(1,059)	1,289	9,273	210,868
Total Fixed Income Funds		1,734,824	1,054,755	(279,744)	(152,333)	(2,617)	20,914		2,354,885
Foreign Equity Funds–11.90%
Invesco International Growth Fund, Class R6	1.48%	73,324	35,043	(12,567)	(18,349)	451	—	3,048	77,902
Invesco International Select Equity Fund, Class R6	2.00%	98,965	48,160	(18,727)	(24,619)	1,754	—	11,050	105,533
Invesco RAFI™ Strategic Developed ex-US ETF	7.41%	307,476	229,645	(26,454)	(109,758)	(9,754)	3,694	20,889	391,155
Invesco RAFI™ Strategic Emerging Markets ETF	0.51%	25,280	13,435	(4,919)	(7,228)	191	36	1,344	26,759
Invesco S&P Emerging Markets Low Volatility ETF	0.50%	24,552	13,212	(3,807)	(7,541)	(49)	295	1,505	26,367
Total Foreign Equity Funds		529,597	339,495	(66,474)	(167,495)	(7,407)	4,025		627,716
Real Estate Funds–3.02%
Invesco Global Real Estate Income Fund, Class R6	3.02%	123,886	76,928	(4,870)	(36,814)	39	1,572	22,609	159,169
Money Market Funds–3.10%
Invesco Treasury Portfolio, Institutional Class, 0.001.32(d)	1.32%	30,588	749,878	(710,563)	—	—	84	69,903	69,903
Invesco Government & Agency Portfolio, Institutional Class, 0.001.16(d)	1.16%	26,765	656,144	(621,743)	—	—	74	61,166	61,166
Invesco Liquid Assets Portfolio, Institutional Class, 0.000.62(d)	0.62%	19,759	468,674	(455,593)	—	(68)	64	32,785	32,772
Total Money Market Funds									163,841
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $6,029,649)	102.75%	$4,197,568	$4,309,228	$(2,371,729)	$(706,127)	$(6,744)	$31,501	$607,106	$5,422,196
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2020
(Unaudited)
Invesco Peak Retirement™ 2030 Fund (continued)
Schedule of Investments in Affiliated and Unaffiliated Issuers–102.75%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.00%
Invesco Liquid Assets Portfolio, Institutional Class(d),(e)	1.20%							63,385	$63,360
Invesco Government & Agency Portfolio, Institutional Class(d),(e)	4.80%							252,975	252,975
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $316,323)									316,335
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $6,345,972)	108.75%								$5,738,531
OTHER ASSETS LESS LIABILITIES	(8.75)%								(461,681)
NET ASSETS	100.00%								$5,276,850
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2020.
(c)	All or a portion of this security was out on loan at March 31, 2020.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2020
(Unaudited)
Invesco Peak Retirement™ 2035 Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–101.54%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Alternative Funds–2.98%
Invesco Global Targeted Returns Fund, Class R6	2.98%	$94,571	$52,130	$(16,538)	$(921)	$(891)	$—	13,640	$128,351
Asset Allocation Funds–1.97%
Invesco Macro Allocation Strategy Fund, Class R6	1.97%	63,788	33,302	(4,354)	(6,849)	(1,047)	—	10,552	84,840
Domestic Equity Funds–42.85%
Invesco All Cap Market Neutral Fund, Class R6(b)	1.97%	54,228	46,109	(14,276)	(35)	(1,142)	—	12,057	84,884
Invesco Comstock Fund, Class R6	3.05%	115,987	74,992	(13,356)	(46,457)	180	891	7,814	131,346
Invesco Diversified Dividend Fund, Class R6	1.50%	54,130	29,942	(2,756)	(16,916)	156	511	4,138	64,556
Invesco Equally-Weighted S&P 500 Fund, Class R6	3.55%	128,615	75,265	(8,765)	(42,631)	407	—	3,248	152,891
Invesco Growth and Income Fund, Class R6	3.05%	114,911	73,062	(12,253)	(44,101)	(593)	935	8,158	131,026
Invesco Long/Short Equity Fund, Class R6(b)	—	13,234	—	(13,217)	736	(752)	—	0	1
Invesco RAFI™ Strategic US Small Company ETF	3.43%	118,886	100,068	(16,076)	(47,510)	(7,682)	644	8,783	147,686
Invesco S&P 500® Pure Growth ETF	3.41%	126,019	67,161	(14,271)	(30,042)	(2,362)	404	1,463	146,505
Invesco S&P MidCap Low Volatility ETF	3.08%	101,970	64,754	—	(34,044)	—	1,107	3,332	132,680
Invesco S&P SmallCap Low Volatility ETF	—	13,585	—	(13,490)	(899)	804	—	—	—
Invesco U.S. Managed Volatility Fund, Class R6	19.81%	668,057	318,099	(73,386)	(62,663)	2,240	—	80,259	852,347
Total Domestic Equity Funds		1,509,622	849,452	(181,846)	(324,562)	(8,744)	4,492		1,843,922
Fixed Income Funds–32.41%
Invesco Core Plus Bond Fund, Class R6	4.51%	142,111	72,760	(14,762)	(6,513)	515	1,306	18,141	194,111
Invesco Emerging Markets Sovereign Debt ETF	3.00%	91,225	63,565	—	(25,724)	—	1,630	5,398	129,066
Invesco Floating Rate Fund, Class R6	2.02%	61,555	37,038	—	(11,646)	—	1,079	13,649	86,947
Invesco High Yield Fund, Class R6	2.00%	61,215	40,518	—	(15,773)	—	1,337	25,432	85,960
Invesco Quality Income Fund, Class R6	6.98%	244,445	102,616	(45,211)	(1,215)	(170)	2,996	25,637	300,465
Invesco Short Duration Inflation Protected Fund, Class R6	4.96%	152,289	94,094	(29,980)	(2,492)	(418)	1,085	20,890	213,493
Invesco Short Term Bond Fund, Class R6	3.99%	128,900	68,935	(18,666)	(6,967)	(403)	1,215	20,824	171,799
Invesco Taxable Municipal Bond ETF	4.95%	168,358	77,412	(29,896)	(2,321)	(590)	1,809	6,892	212,963
Total Fixed Income Funds		1,050,098	556,938	(138,515)	(72,651)	(1,066)	12,457		1,394,804
Foreign Equity Funds–16.44%
Invesco International Growth Fund, Class R6	3.02%	105,666	57,451	(2,983)	(29,834)	(365)	—	5,084	129,935
Invesco International Select Equity Fund, Class R6	4.01%	141,909	74,899	(5,021)	(39,041)	(42)	—	18,084	172,704
Invesco RAFI™ Strategic Developed ex-US ETF	7.42%	255,885	189,445	(22,799)	(94,214)	(8,880)	3,135	17,059	319,437
Invesco RAFI™ Strategic Emerging Markets ETF	1.00%	37,462	21,712	(3,737)	(12,594)	123	58	2,158	42,966
Invesco S&P Emerging Markets Low Volatility ETF	0.99%	37,368	21,046	(3,132)	(12,531)	(160)	474	2,431	42,591
Total Foreign Equity Funds		578,290	364,553	(37,672)	(188,214)	(9,324)	3,667		707,633
Real Estate Funds–3.01%
Invesco Global Real Estate Income Fund, Class R6	3.01%	95,070	64,813	—	(30,559)	—	1,271	18,370	129,324
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2020
(Unaudited)
Invesco Peak Retirement™ 2035 Fund (continued)
Schedule of Investments in Affiliated and Unaffiliated Issuers–101.54%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Money Market Funds–1.88%
Invesco Treasury Portfolio, Institutional Class, 0.000.67(c)	0.67%	$19,574	$461,246	$(451,848)	$(1)	$—	$64	28,972	$28,971
Invesco Government & Agency Portfolio, Institutional Class, 0.000.59(c)	0.59%	17,127	403,590	(395,367)	—	—	55	25,350	25,350
Invesco Liquid Assets Portfolio, Institutional Class, 0.000.62(c)	0.62%	12,287	299,365	(285,229)	4	(36)	49	26,401	26,391
Total Money Market Funds									80,712
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $4,896,560)	101.54%	$3,440,427	$3,085,389	$(1,511,369)	$(623,753)	$(21,108)	$22,055	$434,216	$4,369,586
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $4,896,560)	101.54%								$4,369,586
OTHER ASSETS LESS LIABILITIES	(1.54)%								(66,182)
NET ASSETS	100.00%								$4,303,404
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2020
(Unaudited)
Invesco Peak Retirement™ 2040 Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.68%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Alternative Funds–1.96%
Invesco Global Targeted Returns Fund, Class R6	1.96%	$40,233	$22,127	$(9,282)	$(348)	$(371)	$—	5,564	$52,359
Asset Allocation Funds–1.45%
Invesco Macro Allocation Strategy Fund, Class R6	1.45%	29,393	18,214	(5,011)	(2,957)	(896)	—	4,819	38,743
Domestic Equity Funds–50.08%
Invesco Comstock Fund, Class R6	5.04%	136,377	63,664	(14,871)	(51,194)	380	923	7,993	134,356
Invesco Diversified Dividend Fund, Class R6	2.03%	58,061	19,285	(8,782)	(15,318)	804	427	3,465	54,050
Invesco Equally-Weighted S&P 500 Fund, Class R6	5.08%	131,483	52,908	(9,884)	(39,341)	433	—	2,881	135,599
Invesco Growth and Income Fund, Class R6	5.03%	126,293	61,463	(4,880)	(48,956)	106	970	8,345	134,026
Invesco Long/Short Equity Fund, Class R6(b)	2.09%	50,272	18,349	(2,863)	(8,144)	(1,907)	—	8,265	55,707
Invesco RAFI™ Strategic US Small Company ETF	3.40%	87,849	51,353	(13,389)	(30,850)	(4,263)	401	5,394	90,700
Invesco S&P 500® Pure Growth ETF	4.42%	136,035	39,798	(31,646)	(25,165)	(1,157)	323	1,177	117,865
Invesco S&P MidCap Low Volatility ETF	3.14%	75,764	33,609	(4,085)	(22,058)	511	706	2,103	83,741
Invesco S&P SmallCap Low Volatility ETF	2.04%	55,459	27,246	(7,725)	(21,163)	599	675	1,642	54,416
Invesco U.S. Managed Volatility Fund, Class R6	17.81%	439,103	157,403	(87,915)	(37,851)	4,187	—	44,720	474,927
Total Domestic Equity Funds		1,296,696	525,078	(186,040)	(300,040)	(307)	4,425		1,335,387
Fixed Income Funds–24.79%
Invesco Core Plus Bond Fund, Class R6	2.97%	67,997	25,573	(11,917)	(2,986)	589	538	7,407	79,256
Invesco Emerging Markets Sovereign Debt ETF	1.47%	37,774	13,272	(3,871)	(7,568)	(514)	542	1,635	39,093
Invesco Floating Rate Fund, Class R6	1.00%	19,950	10,440	—	(3,766)	—	350	4,180	26,624
Invesco High Yield Fund, Class R6	1.00%	20,232	11,372	—	(4,982)	—	431	7,876	26,622
Invesco Quality Income Fund, Class R6	7.92%	199,293	57,320	(44,193)	(1,148)	79	2,221	18,033	211,351
Invesco Short Duration Inflation Protected Fund, Class R6	2.48%	49,379	30,788	(13,155)	(776)	(137)	340	6,468	66,099
Invesco Short Term Bond Fund, Class R6	2.99%	75,690	22,079	(14,520)	(3,303)	(170)	590	9,670	79,776
Invesco Taxable Municipal Bond ETF	4.96%	117,781	41,860	(25,335)	(640)	(1,476)	1,236	4,278	132,190
Total Fixed Income Funds		588,096	212,704	(112,991)	(25,169)	(1,629)	6,248		661,011
Foreign Equity Funds–19.42%
Invesco International Growth Fund, Class R6	3.49%	95,924	29,520	(9,767)	(22,443)	(180)	—	3,640	93,054
Invesco International Select Equity Fund, Class R6	5.02%	131,105	44,189	(9,756)	(31,700)	11	—	14,016	133,849
Invesco RAFI™ Strategic Developed ex-US ETF	7.91%	203,061	103,371	(24,925)	(63,682)	(6,902)	2,096	11,264	210,923
Invesco RAFI™ Strategic Emerging Markets ETF	1.50%	39,565	16,664	(4,039)	(11,948)	(123)	54	2,015	40,119
Invesco S&P Emerging Markets Low Volatility ETF	1.50%	37,944	14,402	(51)	(12,341)	(26)	461	2,279	39,928
Total Foreign Equity Funds		507,599	208,146	(48,538)	(142,114)	(7,220)	2,611		517,873
Real Estate Funds–1.96%
Invesco Global Real Estate Income Fund, Class R6	1.96%	55,558	15,346	(5,465)	(13,082)	(60)	527	7,428	52,297
Money Market Funds–1.02%
Invesco Treasury Portfolio, Institutional Class, 0.000.36(c)	0.36%	27,975	207,204	(225,528)	(1)	—	33	9,651	9,650
Invesco Government & Agency Portfolio, Institutional Class, 0.000.32(c)	0.32%	24,478	181,304	(197,337)	(1)	—	29	8,444	8,444
Invesco Liquid Assets Portfolio, Institutional Class, 0.000.34(c)	0.34%	24,904	130,500	(146,273)	2	(19)	44	9,117	9,114
Total Money Market Funds									27,208
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $3,095,826)	100.68%	$2,594,932	$1,520,623	$(936,465)	$(483,710)	$(10,502)	$13,917	$223,769	$2,684,878
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $3,095,826)	100.68%								$2,684,878
OTHER ASSETS LESS LIABILITIES	(0.68)%								(18,117)
NET ASSETS	100.00%								$2,666,761
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2020
(Unaudited)
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2020
(Unaudited)
Invesco Peak Retirement™ 2045 Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.37%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Domestic Equity Funds–56.94%
Invesco Comstock Fund, Class R6	7.02%	$166,926	$85,046	$(8,435)	$(62,169)	$(1,852)	$1,194	10,679	$179,516
Invesco Diversified Dividend Fund, Class R6	3.57%	84,587	32,780	(3,191)	(22,949)	165	669	5,858	91,392
Invesco Equally-Weighted S&P 500 Fund, Class R6	5.93%	141,969	59,495	(7,996)	(40,309)	(1,455)	—	3,223	151,704
Invesco Growth and Income Fund, Class R6	5.11%	112,061	62,688	—	(43,957)	—	894	8,144	130,792
Invesco Long/Short Equity Fund, Class R6(b)	2.10%	40,085	22,594	—	(8,848)	—	—	7,987	53,831
Invesco RAFI™ Strategic US Small Company ETF	3.44%	79,381	41,237	—	(32,558)	—	370	5,237	88,060
Invesco S&P 500® Pure Growth ETF	8.91%	216,794	72,142	(14,132)	(44,999)	(1,986)	596	2,275	227,819
Invesco S&P MidCap Low Volatility ETF	2.99%	68,554	31,583	(4,410)	(18,579)	(654)	648	1,921	76,494
Invesco S&P SmallCap Low Volatility ETF	3.08%	68,484	38,260	—	(27,871)	—	935	2,380	78,873
Invesco U.S. Managed Volatility Fund, Class R6	14.79%	333,665	118,144	(46,934)	(27,798)	1,385	—	35,637	378,462
Total Domestic Equity Funds		1,312,506	563,969	(85,098)	(330,037)	(4,397)	5,306		1,456,943
Fixed Income Funds–16.89%
Invesco Core Plus Bond Fund, Class R6	1.50%	31,052	13,311	(5,020)	(1,120)	83	245	3,580	38,306
Invesco Emerging Markets Sovereign Debt ETF	1.49%	31,591	15,761	(1,646)	(6,922)	(576)	504	1,598	38,208
Invesco Quality Income Fund, Class R6	7.45%	171,358	58,686	(38,760)	(353)	(356)	1,962	16,260	190,575
Invesco Short Term Bond Fund, Class R6	2.97%	54,831	37,858	(13,556)	(2,801)	(302)	557	9,216	76,030
Invesco Taxable Municipal Bond ETF	3.48%	78,700	24,593	(13,485)	24	(933)	804	2,877	88,899
Total Fixed Income Funds		367,532	150,209	(72,467)	(11,172)	(2,084)	4,072		432,018
Foreign Equity Funds–22.81%
Invesco International Growth Fund, Class R6	4.96%	116,569	39,540	—	(29,361)	—	—	4,959	126,748
Invesco International Select Equity Fund, Class R6	6.00%	139,264	51,049	(1,947)	(33,886)	(891)	—	16,082	153,589
Invesco RAFI™ Strategic Developed ex-US ETF	8.38%	197,477	89,771	(4,324)	(66,494)	(2,024)	2,036	11,450	214,406
Invesco RAFI™ Strategic Emerging Markets ETF	1.98%	44,793	20,517	—	(14,639)	—	67	2,545	50,671
Invesco S&P Emerging Markets Low Volatility ETF	1.49%	36,264	14,563	(1,397)	(11,166)	(105)	410	2,178	38,159
Total Foreign Equity Funds		534,367	215,440	(7,668)	(155,546)	(3,020)	2,513		583,573
Real Estate Funds–3.02%
Invesco Global Real Estate Income Fund, Class R6	3.02%	64,034	30,913	—	(17,649)	—	730	10,980	77,298
Money Market Funds–0.71%
Invesco Government & Agency Portfolio, Institutional Class, 0.000.00(c)	—	16,534	145,548	(162,082)	—	—	32	—	—
Invesco Treasury Portfolio, Institutional Class, 0.000.00(c)	—	18,896	166,340	(185,236)	—	—	37	—	—
Invesco Liquid Assets Portfolio, Institutional Class, 0.000.71(c)	0.71%	13,161	123,790	(118,687)	—	(19)	37	18,253	18,245
Total Money Market Funds									18,245
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $2,998,323)	100.37%	$2,327,030	$1,396,209	$(631,238)	$(514,404)	$(9,520)	$12,727	$183,319	$2,568,077
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $2,998,323)	100.37%								$2,568,077
OTHER ASSETS LESS LIABILITIES	(0.37)%								(9,554)
NET ASSETS	100.00%								$2,558,523
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2020
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2020
(Unaudited)
Invesco Peak Retirement™ 2050 Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.49%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Domestic Equity Funds–58.98%
Invesco Comstock Fund, Class R6	8.48%	$188,324	$90,531	$(8,397)	$(70,759)	$(963)	$1,303	11,823	$198,736
Invesco Diversified Dividend Fund, Class R6	4.46%	103,843	34,797	(6,873)	(27,542)	412	786	6,708	104,637
Invesco Equally-Weighted S&P 500 Fund, Class R6	6.91%	159,131	59,677	(12,028)	(44,936)	123	—	3,441	161,967
Invesco Growth and Income Fund, Class R6	4.48%	74,696	70,535	(3,808)	(36,386)	(61)	628	6,536	104,976
Invesco Long/Short Equity Fund, Class R6(b)	1.01%	17,914	10,094	—	(4,271)	—	—	3,522	23,737
Invesco RAFI™ Strategic US Small Company ETF	3.43%	72,975	48,118	(10,611)	(25,884)	(4,206)	333	4,781	80,392
Invesco S&P 500® Pure Growth ETF	11.36%	246,334	99,569	(23,953)	(52,955)	(2,723)	726	2,659	266,272
Invesco S&P MidCap Low Volatility ETF	3.02%	62,581	28,866	(2,457)	(18,445)	295	625	1,779	70,840
Invesco S&P SmallCap Low Volatility ETF	2.96%	62,481	36,638	(3,490)	(25,089)	(1,045)	914	2,097	69,495
Invesco U.S. Managed Volatility Fund, Class R6	12.87%	265,560	104,017	(47,151)	(23,659)	2,803	—	28,396	301,570
Total Domestic Equity Funds		1,253,839	582,842	(118,768)	(329,926)	(5,365)	5,315		1,382,622
Fixed Income Funds–12.88%
Invesco Core Plus Bond Fund, Class R6	0.97%	20,206	7,103	(4,109)	(738)	201	186	2,118	22,663
Invesco Emerging Markets Sovereign Debt ETF	0.97%	16,151	13,244	(2,240)	(4,085)	(379)	320	949	22,691
Invesco Quality Income Fund, Class R6	7.47%	143,776	75,124	(43,115)	(750)	210	1,829	14,953	175,245
Invesco Taxable Municipal Bond ETF	3.47%	72,334	36,585	(26,824)	802	(1,476)	765	2,635	81,421
Total Fixed Income Funds		252,467	132,056	(76,288)	(4,771)	(1,444)	3,100		302,020
Foreign Equity Funds–25.33%
Invesco International Growth Fund, Class R6	5.43%	117,085	43,672	(3,770)	(29,253)	(533)	—	4,977	127,201
Invesco International Select Equity Fund, Class R6	6.52%	138,974	57,359	(8,776)	(33,359)	(1,219)	—	16,019	152,979
Invesco RAFI™ Strategic Developed ex-US ETF	9.37%	199,391	112,212	(21,353)	(63,957)	(6,681)	2,046	11,728	219,612
Invesco RAFI™ Strategic Emerging Markets ETF	2.00%	40,804	22,624	(2,726)	(12,545)	(1,249)	59	2,356	46,908
Invesco S&P Emerging Markets Low Volatility ETF	2.01%	41,688	20,488	(1,094)	(13,312)	(694)	543	2,687	47,076
Total Foreign Equity Funds		537,942	256,355	(37,719)	(152,426)	(10,376)	2,648		593,776
Real Estate Funds–1.99%
Invesco Global Real Estate Income Fund, Class R6	1.99%	36,694	22,294	(1,648)	(10,818)	35	437	6,613	46,557
Money Market Funds–1.31%
Invesco Treasury Portfolio, Institutional Class, 0.000.63(c)	0.63%	14,824	226,270	(226,283)	—	—	41	14,811	14,811
Invesco Government & Agency Portfolio, Institutional Class, 0.000.56(c)	0.56%	12,971	197,986	(197,997)	—	—	36	12,959	12,960
Invesco Liquid Assets Portfolio, Institutional Class, 0.000.12(c)	0.12%	9,564	141,418	(148,126)	—	(10)	32	2,847	2,846
Total Money Market Funds									30,617
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $2,773,316)	100.49%	$2,118,301	$1,559,221	$(806,829)	$(497,941)	$(17,160)	$11,609	$167,394	$2,355,592
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $2,773,316)	100.49%								$2,355,592
OTHER ASSETS LESS LIABILITIES	(0.49)%								(11,552)
NET ASSETS	100.00%								$2,344,040
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2020
(Unaudited)
Invesco Peak Retirement™ 2055 Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–99.49%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Domestic Equity Funds–61.85%
Invesco Comstock Fund, Class R6	10.97%	$125,152	$47,143	$(6,745)	$(43,923)	$(616)	$812	7,199	$121,011
Invesco Diversified Dividend Fund, Class R6	6.92%	76,842	21,304	(1,428)	(20,463)	24	598	4,890	76,279
Invesco Equally-Weighted S&P 500 Fund, Class R6	9.83%	114,278	31,939	(6,927)	(31,197)	360	—	2,304	108,453
Invesco Long/Short Equity Fund, Class R6(b)	0.51%	4,039	2,483	—	(894)	—	—	835	5,628
Invesco RAFI™ Strategic US Small Company ETF	3.42%	37,667	15,895	(1,818)	(13,174)	(904)	158	2,240	37,666
Invesco S&P 500® Pure Growth ETF	12.79%	146,811	34,707	(10,244)	(29,741)	(436)	372	1,409	141,097
Invesco S&P MidCap Low Volatility ETF	2.99%	32,286	9,430	—	(8,745)	—	271	828	32,971
Invesco S&P SmallCap Low Volatility ETF	3.02%	32,207	13,289	—	(12,190)	—	405	1,005	33,306
Invesco U.S. Managed Volatility Fund, Class R6	11.40%	122,885	29,898	(18,256)	(9,584)	815	—	11,841	125,758
Total Domestic Equity Funds		692,167	206,088	(45,418)	(169,911)	(757)	2,616		682,169
Fixed Income Funds–8.94%
Invesco Core Plus Bond Fund, Class R6	0.93%	8,102	3,949	(1,435)	(399)	64	58	961	10,281
Invesco Quality Income Fund, Class R6	4.42%	42,366	17,707	(11,072)	25	(262)	522	4,161	48,764
Invesco Taxable Municipal Bond ETF	3.59%	36,927	8,622	(5,574)	(453)	(1)	341	1,279	39,521
Total Fixed Income Funds		87,395	30,278	(18,081)	(827)	(199)	921		98,566
Foreign Equity Funds–27.26%
Invesco International Growth Fund, Class R6	5.96%	66,926	15,744	(1,193)	(15,570)	(146)	—	2,573	65,761
Invesco International Select Equity Fund, Class R6	7.54%	83,300	20,378	(1,133)	(19,320)	(13)	—	8,713	83,212
Invesco RAFI™ Strategic Developed ex-US ETF	9.81%	108,976	38,298	(4,062)	(33,864)	(1,171)	1,047	5,777	108,177
Invesco RAFI™ Strategic Emerging Markets ETF	1.95%	21,938	5,999	—	(6,414)	—	29	1,081	21,523
Invesco S&P Emerging Markets Low Volatility ETF	2.00%	21,504	7,259	—	(6,723)	—	237	1,258	22,040
Total Foreign Equity Funds		302,644	87,678	(6,388)	(81,891)	(1,330)	1,313		300,713
Real Estate Funds–0.97%
Invesco Global Real Estate Income Fund, Class R6	0.97%	8,165	5,136	—	(2,588)	—	97	1,522	10,713
Money Market Funds–0.47%
Invesco Treasury Portfolio, Institutional Class, 0.000.15(c)	0.15%	16,369	76,400	(91,110)	—	—	9	1,659	1,659
Invesco Government & Agency Portfolio, Institutional Class, 0.000.13(c)	0.13%	14,323	66,849	(79,721)	—	—	7	1,451	1,451
Invesco Liquid Assets Portfolio, Institutional Class, 0.000.19(c)	0.19%	16,691	47,750	(62,344)	—	(12)	27	2,086	2,085
Total Money Market Funds									5,195
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,322,846)	99.49%	$1,137,754	$520,179	$(303,062)	$(255,217)	$(2,298)	$4,990	$65,072	$1,097,356
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $1,322,846)	99.49%								$1,097,356
OTHER ASSETS LESS LIABILITIES	0.51%								5,660
NET ASSETS	100.00%								$1,103,016
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2020.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2020
(Unaudited)
Invesco Peak Retirement™ 2060 Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.13%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Domestic Equity Funds–66.22%
Invesco Comstock Fund, Class R6	13.05%	$163,463	$56,726	$(7,522)	$(60,155)	$(4,854)	$996	8,784	$147,658
Invesco Diversified Dividend Fund, Class R6	6.96%	88,077	19,304	(3,061)	(24,434)	(1,129)	641	5,048	78,757
Invesco Equally-Weighted S&P 500 Fund, Class R6	11.88%	151,079	33,584	(3,607)	(45,642)	(996)	—	2,856	134,418
Invesco RAFI™ Strategic US Small Company ETF	3.43%	44,222	13,162	(1,334)	(16,494)	(680)	169	2,312	38,876
Invesco S&P 500® Pure Growth ETF	14.85%	188,142	31,390	(7,082)	(42,313)	(2,102)	458	1,678	168,035
Invesco S&P MidCap Low Volatility ETF	3.01%	37,344	7,835	—	(11,053)	—	299	857	34,126
Invesco S&P SmallCap Low Volatility ETF	3.01%	37,397	11,757	—	(15,086)	—	442	1,028	34,068
Invesco U.S. Managed Volatility Fund, Class R6	10.03%	125,664	28,713	(31,264)	(10,540)	924	—	10,687	113,497
Total Domestic Equity Funds		835,388	202,471	(53,870)	(225,717)	(8,837)	3,005		749,435
Fixed Income Funds–5.02%
Invesco Quality Income Fund, Class R6	1.70%	21,483	2,781	(5,010)	(14)	(82)	228	1,635	19,158
Invesco Taxable Municipal Bond ETF	3.32%	41,329	8,115	(11,510)	(149)	(180)	386	1,217	37,605
Total Fixed Income Funds		62,812	10,896	(16,520)	(163)	(262)	614		56,763
Foreign Equity Funds–28.72%
Invesco International Growth Fund, Class R6	6.53%	81,059	17,422	(3,230)	(19,453)	(1,864)	—	2,892	73,934
Invesco International Select Equity Fund, Class R6	8.14%	100,609	21,700	(4,937)	(23,270)	(1,985)	—	9,646	92,117
Invesco RAFI™ Strategic Developed ex-US ETF	10.02%	124,522	39,914	(8,152)	(38,763)	(4,101)	1,070	6,057	113,420
Invesco RAFI™ Strategic Emerging Markets ETF	2.01%	25,442	5,099	—	(7,804)	—	31	1,142	22,737
Invesco S&P Emerging Markets Low Volatility ETF	2.02%	24,672	6,159	—	(7,932)	—	265	1,307	22,899
Total Foreign Equity Funds		356,304	90,294	(16,319)	(97,222)	(7,950)	1,366		325,107
Money Market Funds–0.17%
Invesco Treasury Portfolio, Institutional Class, 0.000.05(b)	0.05%	5,644	58,681	(63,781)	—	—	19	545	544
Invesco Government & Agency Portfolio, Institutional Class, 0.000.04(b)	0.04%	4,938	51,346	(55,808)	—	—	16	476	476
Invesco Liquid Assets Portfolio, Institutional Class, 0.000.08(b)	0.08%	3,877	36,999	(39,967)	—	—	15	909	909
Total Money Market Funds									1,929
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,408,593)	100.13%	$1,268,963	$450,687	$(246,265)	$(323,102)	$(17,049)	$5,035	$59,076	$1,133,234
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $1,408,593)	100.13%								$1,133,234
OTHER ASSETS LESS LIABILITIES	(0.13)%								(1,454)
NET ASSETS	100.00%								$1,131,780
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Schedule of Investments—(continued)
March 31, 2020
(Unaudited)
Invesco Peak Retirement™ 2065 Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–100.94%(a)
	% of Net Assets 03/31/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/20	Value 03/31/20
Domestic Equity Funds–65.25%
Invesco Comstock Fund, Class R6	12.81%	$104,718	$50,175	$—	$(40,529)	$—	$723	6,803	$114,364
Invesco Diversified Dividend Fund, Class R6	6.89%	56,350	20,883	—	(15,756)	—	435	3,941	61,477
Invesco Equally-Weighted S&P 500 Fund, Class R6	11.70%	96,744	36,345	—	(28,674)	—	—	2,218	104,415
Invesco RAFI™ Strategic US Small Company ETF	3.46%	28,033	13,519	—	(10,629)	—	121	1,839	30,923
Invesco S&P 500® Pure Growth ETF	14.61%	120,568	37,193	—	(27,279)	—	324	1,303	130,482
Invesco S&P MidCap Low Volatility ETF	2.99%	24,107	9,362	—	(6,790)	—	214	670	26,679
Invesco S&P SmallCap Low Volatility ETF	2.92%	24,117	11,396	—	(9,432)	—	305	787	26,081
Invesco U.S. Managed Volatility Fund, Class R6	9.87%	80,494	27,586	(13,987)	(6,363)	403	—	8,299	88,133
Total Domestic Equity Funds		535,131	206,459	(13,987)	(145,452)	403	2,122		582,554
Fixed Income Funds–5.06%
Invesco Quality Income Fund, Class R6	1.72%	13,678	4,554	(2,851)	(29)	(37)	149	1,307	15,315
Invesco Taxable Municipal Bond ETF	3.34%	26,381	9,023	(5,291)	27	(291)	254	966	29,849
Total Fixed Income Funds		40,059	13,577	(8,142)	(2)	(328)	403		45,164
Foreign Equity Funds–28.60%
Invesco International Growth Fund, Class R6	6.45%	52,312	18,245	—	(12,961)	—	—	2,253	57,596
Invesco International Select Equity Fund, Class R6	8.04%	64,331	24,268	(1,102)	(15,240)	(504)	—	7,514	71,753
Invesco RAFI™ Strategic Developed ex-US ETF	10.07%	79,956	39,408	(2,543)	(25,513)	(1,426)	755	4,800	89,882
Invesco RAFI™ Strategic Emerging Markets ETF	2.04%	16,090	6,964	—	(4,817)	—	22	916	18,237
Invesco S&P Emerging Markets Low Volatility ETF	2.00%	16,152	6,659	—	(4,993)	—	179	1,017	17,818
Total Foreign Equity Funds		228,841	95,544	(3,645)	(63,524)	(1,930)	956		255,286
Money Market Funds–2.03%
Invesco Treasury Portfolio, Institutional Class, 0.000.94(b)	0.94%	15,563	76,957	(84,141)	—	—	23	8,379	8,379
Invesco Government & Agency Portfolio, Institutional Class, 0.000.82(b)	0.82%	13,617	67,338	(73,623)	—	—	20	7,332	7,332
Invesco Liquid Assets Portfolio, Institutional Class, 0.000.27(b)	0.27%	6,887	48,099	(52,556)	—	2	8	2,433	2,432
Total Money Market Funds									18,143
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,080,911)	100.94%	$840,098	$507,974	$(236,094)	$(208,978)	$(1,853)	$3,532	$62,777	$901,147
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $1,080,911)	100.94%								$901,147
OTHER ASSETS LESS LIABILITIES	(0.94)%								(8,363)
NET ASSETS	100.00%								$892,784
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Peak Retirement™ Funds

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Funds should be immaterial.
Invesco Peak RetirementTM Funds